POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS (Benefit Obligations Postretirement) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011
Change in Benefit Obligation:
Service cost	$ 78		$ 62		$ 68
Interest cost	83		96		98
Postretirement Benefit Costs [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of period	215		250
Service cost	9		10		10
Interest cost	6		10		10
Actuarial gain	(13)	[1]	(31)	[1]
Plan participants’ contributions	4		4
Medicare Part D subsidy receipts	1		2
Benefits paid	(29)		(30)
Currency Impact	(1)		0
Benefit Obligation at End of Period	192		215		250
Gain from Employer Group Waiver Plan			$ 47

[1]	The net actuarial gain in fiscal year 2012 includes gain from the adoption of an Employer Group Waiver Plan design for prescription drug costs of approximately $47 million.